Non-Current Assets (Details) - Schedule of Property, Plant and Equipment	Sep. 30, 2023
Minimum [Member] | Buildings, related improvements & land improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	5 years
Minimum [Member] | Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	3 years
Minimum [Member] | Computer hardware & software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	3 years
Minimum [Member] | Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	3 years
Maximum [Member] | Buildings, related improvements & land improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	25 years
Maximum [Member] | Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	15 years
Maximum [Member] | Computer hardware & software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	10 years
Maximum [Member] | Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful Life	15 years